Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Pre-Shipment Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	U.S
Borrowings, interest rate basis	[2]	1 Month LIBOR + 12.5 to 16 bps	1 Month LIBOR + 25 to 40 bps
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR
Borrowings, interest rate basis	[2]	1 Month T-bill + 60 bps
Other Foreign Currency Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		U.S
Other Working Capital Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		UAH
Borrowings, interest rate basis	[2]		21.50%
Other Working Capital Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	U.S	U.S
Borrowings, interest rate basis	[2]	1Month/3 Months LIBOR + 55 to 78 bps	1 Month LIBOR + 65 to 95 bps
Other Working Capital Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB	RUB
Borrowings, interest rate basis	[2]	7.05%	8.22%
Other Working Capital Borrowings ZAR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	ZAR	ZAR
Borrowings, interest rate basis	[2]	1Month JIBAR+120 bps	1Month JIBAR+120 bps
Other Working Capital Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN	MXN
Borrowings, interest rate basis	[2]	TIIE + 1.25%	TIIE + 1.25%
Other Working Capital Borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR
Borrowings, interest rate basis	[2]	7.75%
Other Working Capital Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	BRL
Borrowings, interest rate basis	[2]	7.25%

[1]	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnia, “BRL” means Brazilian reals and “ZAR” means South African rand.
[2]	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “JIBAR” means the Johannesburg Interbank Average Rate and “T-bill” means India Treasury Bill.